Schedule of Basic And Diluted (Loss) Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Loss per Common Share
Net Loss	$ (1,793,227)	$ (2,479,661)
Basic net loss per share	$ (0.05)	$ (0.07)
Diluted net loss per share	$ (0.05)	$ (0.07)
Weighted-average shares outstanding	36,920,226	36,688,266
Diluted Shares	36,920,226	36,688,266